Collaborative Research, Development, and License Agreements - Additional Information (Details) - USD ($)			1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 05, 2022	Feb. 22, 2022	Jan. 31, 2022	May 31, 2011	Mar. 31, 2009	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Total Revenues		$ 1,500,000				$ 5,000		$ 131,000	$ 80,000	$ 208,000	$ 370,000	$ 1,500,000
Licensing Agreements Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amortization expense of licenses											$ 82,000	14,000
Weighted average remaining amortization period for all licenses											2 years
Annual amortization expense of licenses year 1											$ 3,000
Annual amortization expense of licenses year 2											3,000
Annual amortization expense of licenses year 3											3,000
Annual amortization expense of licenses year 4											3,000
Annual amortization expense of licenses year 5											3,000
BICO Group AB Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Nonrefundable upfront fee paid		1,500,000
Total Revenues		$ 1,500,000				5,000			$ 80,000		370,000
BICO Group AB Member | Sales Based Royalties Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Total Revenues						$ 33,000	$ 28,000
University of Missouri Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Royalty fees percentage minimum					1.00%
Royalty fees percentage maximum					3.00%
Minimum annual royalty paid			$ 25,000
Excess of minimum annual royalties payment											0	0
Upfront payment	$ 50,000										$ 0
University of Missouri Member | Sublicense Agreements Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of royalty revenue from sublicensee									3.00%		3.00%
Clemson University Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Minimum annual royalty paid											$ 40,000	$ 40,000
Upfront payment									$ 0		$ 0
Minimum annual royalty payment due													$ 40,000	$ 20,000	$ 20,000
Clemson University Member | Sublicense Agreements Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of royalty revenue from sublicensee									40.00%		40.00%
Clemson University Member | Licensing Agreements Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Royalty fees percentage minimum				1.50%
Royalty fees percentage maximum				3.00%
Expected expiration year of license agreement				2024-05
Salk Institute for Biological Studies Member | Licensing Agreements Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Royalty fees percentage minimum											1.00%
Royalty fees percentage maximum											1.125%
Percentage of sublicensing revenue											3.50%
Salk Institute for Biological Studies Member | Licensing Agreements Member | 45 days of Dosing of First Patient in a Phase III Clinical Trial Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments											$ 500,000
Salk Institute for Biological Studies Member | Licensing Agreements Member | 45 days of FDA Approval of First Licensed Product Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments											1,000,000
Salk Institute for Biological Studies Member | Licensing Agreements Member | 45 Days of First Commercial Sale of Licensed Product in Territory Member
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments											$ 1,500,000